UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-09679

Adelante Funds
(Exact name of Registrant as specified in charter)

555 12th Street, Suite 2100
Oakland, CA 94607
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Elizabeth Shea Fries, Esq., P.C.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109-2881
(Name and address of agent for service)

Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: October 31,2008

FORM N-Q

Item 1.  Schedule of Investments.

Adelante U.S. Real Estate Securities Fund
Schedules of Investments
October 31, 2008 (Unaudited)

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
October 31, 2008 (Unaudited)
Number of Shares		Value

	Common Stocks - 91.8%
	Apartments - 22.8%
8,170	AvalonBay Communities, Inc.	$580,233
11,210	BRE Properties, Inc.	390,220
26,970	Equity Residential	942,063
6,760	Essex Property Trust, Inc.	657,748
11,000	Post Properties, Inc.	245,520
15,500	UDR, Inc.	306,280
		3,122,064
	Diversified/Specialty - 10.6%
455	Alexander's, Inc.	159,250
14,930	Vornado Realty Trust	1,053,312
7,600	Washington Real Estate Investment Trust	227,848
		1,440,410
	Industrial - 7.1%
16,470	AMB Property Corporation	395,774
7,100	DCT Industrial Trust, Inc.	35,003
5,800	EastGroup Properties, Inc.	194,184
24,480	ProLogis	342,720
		967,681
	Industrial Mixed - 3.1%
7,590	Kilroy Realty Corporation	244,018
7,290	Liberty Property Trust	173,867
		417,885
	Office - 24.2%
4,910	Alexandria Real Estate Equities, Inc.	341,343
14,200	BioMed Realty Trust, Inc.	199,510
13,400	Boston Properties, Inc.	949,791
27,175	Brookfield Properties Corporation	274,196
17,265	Corporate Office Properties Trust	536,768
23,900	Douglas Emmett, Inc.	360,890
5,700	Highwoods Properties, Inc.	141,474
4,700	Mission West Properties, Inc.	40,702
11,190	SL Green Realty Corporation	470,428
		3,315,102
	Retail - Local - 6.5%
4,800	Equity One, Inc.	83,856
5,440	Federal Realty Investment Trust	333,309
4,930	Regency Centers Corporation	194,538
7,400	Saul Centers, Inc.	270,766
		882,469
	Retail - Regional - 17.5%
3,500	CBL & Associates Properties, Inc.	32,305
48,710	General Growth Properties, Inc.	201,659
9,400	The Macerich Company	276,548
20,490	Simon Property Group, Inc.	1,373,445
14,900	Taubman Centers, Inc.	494,978
		2,378,935
	Total common stocks
	(cost $15,473,078)	12,524,546

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
October 31, 2008 (Unaudited)
Number of Shares		Value

	Exchange Traded Funds - 1.7%
5,500	iShares Dow Jones U.S. Real Estate Index Fund	$233,420

	Total exchange traded funds
	(cost $267,425)	233,420

	Preferred Stocks - 5.3%
	Diversified/Specialty - 1.8%
15,800	Vornado Realty Trust, Series I	252,010

	Industrial Mixed - 0.9%
8,200	Kilroy Realty Corporation, Series E	116,850

	Office - 2.0%
13,000	Corporate Office Properties, Series H	205,400
4,700	SL Green Realty Corporation, Series D	65,800
		271,200
	Retail - Local - 0.6%
4,700	Regency Centers Corporation, Series C	80,370

	Total preferred stocks
	(cost $1,028,490)	720,430

	Short-Term Investment - 0.7%
88,874	Federated Government Obligations Fund I, 1.58%*	88,874

	Total short term investment
	(cost $88,874)	88,874

	Total Investments - 99.5%
	(Cost $16,857,867)	13,567,270
	Other assets less liabilities - 0.5%	67,819
	NET ASSETS - 100.0%	$13,635,089

* Represents 7-day effective yield as of October 31, 2008.

See notes to schedule of investments

Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”).  The Fund was formerly known as Lend Lease U.S. Real Estate Securities Fund.  The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y.  The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. The Fund’s Class K and Class Y shares commenced operations on February 16, 2000.  As of October 31, 2008, the Fund’s Class K and Class Y shares are outstanding.  Adelante Capital Management LLC is the Fund’s investment adviser.

Investment Valuation – In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 10/31/08:

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$13,478,396
Level 2 – Other Significant Observable Inputs	$88,874
Level 3 – Significant Unobservable Inputs	0
Total	$13,567,270

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments are accounted for as a decrease in the cost of the investment and thus impact unrealized appreciation or depreciation of the investment security.

Federal Income Tax Information

At October 31, 2008, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$17,426,547

Gross unrealized appreciation	$2,583,850
Gross unrealized depreciation	(6,443,127)

Net unrealized depreciation on investments	$(3,859,277)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante  Funds

By:
Michael A. Torres
Principal Executive Officer

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Michael A. Torres
Principal Executive Officer

Date:

By:
Mark A. Hoopes
Principal Financial Officer

Date:

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)